Employee Benefit Plans (Changes in Benefit Obligation and Plan Assets and the Funded Status) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined benefit pension plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")
Benefit Obligation, Beginning Balance	$ 2,759	$ 2,822
Service cost	43	46
Plan participant contributions	6	7
Interest cost	67	84
Benefits Paid	(160)	(135)
Actuarial (gains) losses	(89)	189
Settlement, curtailments	0	(229)
Foreign currency translation adjustment	(2)	(25)
Benefit Obligation, Ending Balance	2,624	2,759
Change in plan assets
Plan Assets, Beginning Balance	2,605	2,593
Employer contributions	42	41
Plan participant contributions	6	7
Benefits paid	(160)	(135)
Actual return on assets, net of expenses	214	310
Settlements and curtailments	0	(191)
Foreign currency translation adjustment	(5)	(20)
Plan Assets, Ending Balance	2,702	2,605
Funded Status
Funded status, end of year	78	(154)
Non-pension Benefit Plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")
Benefit Obligation, Beginning Balance	339	353
Service cost	5	5
Plan participant contributions	4	5
Interest cost	8	10
Benefits Paid	(27)	(27)
Actuarial (gains) losses	(10)	52
Settlement, curtailments	0	(52)
Foreign currency translation adjustment	(1)	(7)
Benefit Obligation, Ending Balance	318	339
Change in plan assets
Plan Assets, Beginning Balance	52	56
Employer contributions	21	21
Plan participant contributions	4	5
Benefits paid	(27)	(27)
Actual return on assets, net of expenses	2	5
Settlements and curtailments	0	(7)
Foreign currency translation adjustment	(1)	(1)
Plan Assets, Ending Balance	51	52
Funded Status
Funded status, end of year	$ (267)	$ (287)